CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	129,395,774	127,760,265
Common stock, shares outstanding	129,395,774	127,760,265
CONCORD ACQUISITION CORP III
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
CONCORD ACQUISITION CORP III | Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
Common stock subject to possible redemption shares outstanding	3,941,361	34,500,000
Common stock subject to possible redemption price per share	$ 10.76	$ 10.31
CONCORD ACQUISITION CORP III | Class A common stock not subject to possible redemption
Common stock, shares issued	8,624,999	0
Common stock, shares outstanding	8,624,999	0
CONCORD ACQUISITION CORP III | Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	1	8,625,000
Common stock, shares outstanding	1	8,625,000